Loans and Allowance for Loan Losses (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance at December 31, 2015	$ 3,376
New loans	64
Amounts collected	(167)
Balance at December 31, 2016	$ 3,273